EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure Of Earnings Per Share [Abstract]
Net loss	$ (33,945,985)	$ (19,852,573)	$ (74,908,660)	$ (47,223,604)
Basic weighted average number of common shares outstanding (in shares)	226,217,541	226,134,423	226,212,329	223,679,796
Basic loss per share (in USD per share)	$ (0.15)	$ (0.09)	$ (0.33)	$ (0.21)
Plus dilutive impact of stock options, RSUs, DSUs, and warrants (in shares)	0	0	0	0
Diluted weighted average number of common shares outstanding (in shares)	226,217,541	226,134,423	226,212,329	223,679,796
Diluted loss per share (in USD per share)	$ (0.15)	$ (0.09)	$ (0.33)	$ (0.21)